FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
FINANCE EXPENSE
Schedule of finance expense

Figures in million - SA rand	Notes	2017	2016	2015
Interest charge on:
Borrowings - interest paid	24	(2,091.9)	(427.5)	(247.9)
Borrowings - accrued interest and unwinding of amortised cost	24	(251.8)	(141.4)	(102.3)
Environmental rehabilitation obligation	25	(357.1)	(291.4)	(197.9)
Occupational healthcare obligation	26	(46.4)	-	-
Deferred payment	18.2	(148.2)	(24.1)	-
Other		(76.4)	(18.7)	(13.7)
Total finance expense		(2,971.8)	(903.1)	(561.8)